Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding
The following amounts were outstanding at 30 June 2023:

	30 June 2023	31 December 2022
	£m	£m
Amounts owed by related parties
Kantar	24.7	26.1
Other	50.5	62.4
	75.2	88.5
Amounts owed to related parties
Kantar	(7.4)	(10.5)
Other	(55.2)	(65.2)
	(62.6)	(75.7)